SCHEDULE OF INVENTORIES (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 145,533	$ 334,917
Raw materials and supplies	170,975	125,130
Total	$ 316,508	$ 460,047